091-16234 m

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUN 28 2013
DIVISION OF TRADING & MARKETS

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

13005901

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   iShares 2015 S&P AMT-Free Municipal Series ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   MUAD
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:
[signature]

Date:
JUNE 25, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 28 2013

SEC 2449 (6-01)

CHX
Chicago Stock Exchange

June 25, 2013

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUN 28 2013
DIVISION OF TRADING & MARKETS

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Forms 19b-4(e) for various exchange traded products

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

AUNZ	WisdomTree Australia & New Zealand Debt Fund
KNOW	Direxion All Cap Insider Sentiment Shares
LBND	PowerShares DB 3x Long 25+ Year Treasury Bond ETN
LEMB	iShares Emerging Markets Local Currency Bond Fund
LGLV	SPDR Russell 1000 Low Volatility ETF
LTPZ	PIMCO 15+ Year U.S. Treasury Inflation-Protected Securities Index Fund
MATH	Meidell Tactical Advantage ETF
MINC	AdvisorShares Newfleet Multi-Sector Income ETF
MLPG	UBS AG ETRACS Linked to the Alerian Natural Gas MLP Index due 2040
MLPI	UBS E-TRACS Alerian MLP Infrastructure ETN
MLPJ	Global X Junior MLP ETF
MLPL	UBS AG 2x Leveraged Long E-TRACS Linked to the Alerian MLP Infrastructure Index due 2040
MLPN	Credit Suisse Cushing 30 MLP Index ETN
MLPY	Morgan Stanley Cushing MLP High Income Index ETN due 2031
MMTM	SPDR S&P 1500 Momentum Tilt ETF
MOAT	Market Vectors Morningstar Wide Moat Research
MOM	QuantShares U.S. Market Neutral Momentum Fund
MONY	iShares Financials Sector Bond Fund
MORL	ETRACS Monthly Pay 2xLeveraged Mortgage REIT ETN
MORT	Market Vectors Mortgage REIT Income ETF
MRGR	ProShares Merger ETF

ct — Securities Exchange Act of 1934
tion — 19b-4
le — 19b-4(e)
ailability: JUN 28 2013

MTUM	iShares MSCI USA Momentum Factor ETF
MUAB	iShares 2013 S&P AMT-Free Municipal Series ETF
MUAC	iShares 2014 S&P AMT-Free Municipal Series ETF
MUAD	iShares 2015 S&P AMT-Free Municipal Series ETF
MUAE	iShares 2016 S&P AMT-Free Municipal Series ETF
MUAF	iShares 2017 S&P AMT-Free Municipal Series ETF
MUAG	iShares 2018 S&P AMT-Free Municipal Series ETF
MUNI	PIMCO Intermediate Municipal Bond Strategy Fund ETF
SBND	PowerShares DB 3x Short 25+ Year Treasury Bond ETN
SIZ	QuantShares U.S. Market Neutral Size Fund
SIZE	iShares MSCI USA Size Factor ETF
SMLV	SPDR Russell 2000 Low Volatility ETF
VLU	SPDR S&P 1500 Value Tilt ETF
VLUE	iShares MSCI USA Value Factor ETF

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

Steven I. Givot
Vice President – Strategy and Product Management

Enclosures